Reconciliation Between U.S. Gaap And Ifrs - Schedule of reconciliation of balance sheet (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents	R$ 2,081,945	R$ 4,385,329	R$ 6,862,684	R$ 7,563,252
Short-term investments	183,850	201,975
Accounts receivable	6,334,526	6,516,555
Recoverable income taxes	542,726	621,246
Other taxes	1,089,391	803,252
Judicial Deposits	1,514,464	1,715,934
Inventories	326,934	317,503
Prepaid expenses	670,344	743,953
Pension plan assets	5,430	4,880
Held-for-sale assets	4,391,090	4,923,187
Other assets	852,155	1,079,670
Total current assets	17,993,281	21,313,484
Long-term investments	33,942	36,987
Other taxes	2,995,559	715,976
Deferred tax assets	99,175	23,050
Judicial Deposits	6,651,383	7,018,786
Investments	133,765	117,840	136,510
Property, plant and equipment, net	38,910,834	28,425,563
Pension plan assets	54,615	64,253
Prepaid expenses	583,736	522,550
Other assets	437,667	250,862
Trade payables	4,794,309	5,024,260
Trade payables – Subject to the JRP	3,293,427	3,593,008
Borrowings and financing	326,388	672,894
Payroll, related taxes and benefits	852,585	906,655
Income taxes payable	66,654	27,026
Other taxes	886,763	1,033,868
Tax financing program	86,721	142,036
Dividends and interest on capital	5,731	6,168
Provisions	547,996	680,542
Licenses and concessions payable	58,582	85,619
Liabilities associated to held-for-sale assets	494,295	526,870
Other payables	1,405,013	1,381,919
Total current liabilities	11,835,917	10,689,459
Trade payables – Subject to the JRP	799,631	201,602
Borrowings and financing	17,900,361	15,777,012
Other taxes	1,224,038	628,716
Tax financing program	330,782	411,170
Provision	4,703,684	4,358,178
Provision for pension plans	633,012	579,122
Total non-current liabilities	42,259,399	31,852,527
Shareholders' equity attributable to the Company and subsidiaries	17,650,326	22,652,320
Non-controlling interest	146,180	243,491
Total shareholders' equity	R$ 17,796,506	22,895,811	(13,512,523)
U.S. GAAP
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		4,385,329	6,862,684	7,563,251
Short-term investments		201,975
Accounts receivable		6,516,555
Recoverable income taxes		621,246
Other taxes		803,252
Judicial Deposits		1,715,934
Inventories		317,503
Prepaid expenses		743,953
Pension plan assets		4,880
Held-for-sale assets		4,923,187
Other assets		1,079,670
Total current assets		21,313,484
Long-term investments		36,987
Other taxes		715,976
Deferred tax assets		23,050
Judicial Deposits		7,018,786
Investments		117,840
Property, plant and equipment, net		28,468,798
Intangible assets		8,025,442
Pension plan assets		753,827
Other assets		773,411
Total non-current assets		45,934,117
Total assets		67,247,601
Trade payables		5,225,862
Borrowings and financing		672,894
Payroll, related taxes and benefits		906,655
Income taxes payable		27,026
Other taxes		1,033,868
Tax financing program		142,036
Dividends and interest on capital		6,168
Provisions		680,542
Unearned revenues		229,497
Advances from customers		73,094
Licenses and concessions payable		85,619
Liabilities associated to held-for-sale assets		526,870
Other payables		629,939
Total current liabilities		10,240,070
Trade payables – Subject to the JRP		3,593,008
Borrowings and financing		15,777,012
Other taxes		628,716
Tax financing program		411,170
Provision		4,358,178
Provision for pension plans		579,122
Unearned revenues		1,687,073
Advances from customers		142,134
Other payables		631,622
Total non-current liabilities		27,808,035
Total liabilities		38,048,105
Shareholders' equity attributable to the Company and subsidiaries		28,956,006
Non-controlling interest		243,490
Total shareholders' equity		29,199,496	(9,684,061)
Total liabilities and shareholders' equity		67,247,601
Impairment of long-lived assets
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Property, plant and equipment, net		(228,244)
Intangible assets		(997,881)
Total non-current assets		(1,226,125)
Total assets		(1,226,125)
Total current liabilities		0
Total non-current liabilities		0
Total liabilities		0
Shareholders' equity attributable to the Company and subsidiaries		(1,226,125)
Total shareholders' equity		(1,226,125)
Total liabilities and shareholders' equity		(1,226,125)
Business combinations
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Property, plant and equipment, net		124,081
Intangible assets		(79,115)
Total non-current assets		44,966
Total assets		44,966
Total current liabilities		0
Other payables		(13)
Total non-current liabilities		13
Total liabilities		(13)
Shareholders' equity attributable to the Company and subsidiaries		44,979
Total shareholders' equity		44,979
Total liabilities and shareholders' equity		44,966
Pension plans and other post- retirement benefits
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Pension plan assets		(689,574)
Total non-current assets		(689,574)
Total assets		(689,574)
Total current liabilities		0
Total non-current liabilities		0
Total liabilities		0
Shareholders' equity attributable to the Company and subsidiaries		(689,574)
Total shareholders' equity		(689,574)
Total liabilities and shareholders' equity		(689,574)
Capitalization of interest, net of amortization
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Property, plant and equipment, net		60,928
Total non-current assets		60,928
Total assets		60,928
Total current liabilities		0
Total non-current liabilities		0
Total liabilities		0
Shareholders' equity attributable to the Company and subsidiaries		60,928
Total shareholders' equity		60,928
Total liabilities and shareholders' equity		60,928
Provision for onerous contracts
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Total non-current assets		0
Total assets		0
Other payables		449,389
Total current liabilities		449,389
Other payables		4,044,505
Total non-current liabilities		4,044,505
Total liabilities		4,493,894
Shareholders' equity attributable to the Company and subsidiaries		(4,493,894)
Total shareholders' equity		(4,493,894)
Total liabilities and shareholders' equity		0
Deferred income tax
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		0	0
Total current assets		0
Total non-current assets		0
Total assets		0
Total current liabilities		0
Total non-current liabilities		0
Total liabilities		0
Shareholders' equity attributable to the Company and subsidiaries		0
Total shareholders' equity		0
Total liabilities and shareholders' equity		0
Reclassifications
Disclosure of comparative information prepared under previous GAAP [line items]
Prepaid expenses		522,550
Other assets		(522,549)
Total non-current assets		1
Total assets		1
Trade payables		(201,602)
Trade payables – Subject to the JRP		201,602
Unearned revenues		(229,497)
Advances from customers		(73,094)
Other payables		302,591
Unearned revenues		(1,687,073)
Advances from customers		(142,134)
Other payables		1,829,207
Non-controlling interest		1
Total shareholders' equity		1
Total liabilities and shareholders' equity		1
IFRS
Disclosure of comparative information prepared under previous GAAP [line items]
Cash and cash equivalents		4,385,329	6,862,684	R$ 7,563,252
Short-term investments		201,975
Accounts receivable		6,516,555
Recoverable income taxes		621,246
Other taxes		803,252
Judicial Deposits		1,715,934
Inventories		317,503
Prepaid expenses		743,953
Pension plan assets		4,880
Held-for-sale assets		4,923,187
Other assets		1,079,670
Total current assets		21,313,484
Long-term investments		36,987
Other taxes		715,976
Deferred tax assets		23,050
Judicial Deposits		7,018,786
Investments		117,840
Property, plant and equipment, net		28,425,563
Intangible assets		6,948,446
Pension plan assets		64,253
Prepaid expenses		522,550
Other assets		250,862
Total non-current assets		44,124,313
Total assets		65,437,797
Trade payables		5,024,260
Trade payables – Subject to the JRP		201,602
Borrowings and financing		672,894
Payroll, related taxes and benefits		906,655
Income taxes payable		27,026
Other taxes		1,033,868
Tax financing program		142,036
Dividends and interest on capital		6,168
Provisions		680,542
Licenses and concessions payable		85,619
Liabilities associated to held-for-sale assets		526,870
Other payables		1,381,919
Total current liabilities		10,689,459
Trade payables – Subject to the JRP		3,593,008
Borrowings and financing		15,777,012
Other taxes		628,716
Tax financing program		411,170
Provision		4,358,178
Provision for pension plans		579,122
Other payables		6,505,321
Total non-current liabilities		31,852,527
Total liabilities		42,541,986
Shareholders' equity attributable to the Company and subsidiaries		22,652,320
Non-controlling interest		243,491
Total shareholders' equity		22,895,811	R$ (13,512,522)
Total liabilities and shareholders' equity		R$ 65,437,797